SCHEDULE OF OPERATING LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease assets, net	$ 1,676	$ 2,104	$ 2,901
Current portion of lease liabilities and other current liabilities	1,092	1,030	915
Long-term lease liabilities	903	1,468	2,498
Operating lease liability, net	$ 1,995	$ 2,498	$ 3,413